GENERAL (Narrative) (Details) - USD ($) $ in Thousands			12 Months Ended
	Mar. 12, 2024	Sep. 11, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Share issue related cost			$ 63,191
Description of reverse share split in a ratio		10:1
Number of ordinary shares issued and sold	2,600,000
Proceeds from issue of ordinary shares	$ 62,700		$ 62,686	$ 0	$ 0
Expenses incurred from sale of ordinary shares	$ 506
Underwriting agreement
Disclosure of attribution of expenses by nature to their function [line items]
Number of ordinary shares issued and sold	2,600,000
Proceeds from issue of ordinary shares	$ 62,700
Expenses incurred from sale of ordinary shares	$ 506
TASE | IPO
Disclosure of attribution of expenses by nature to their function [line items]
Share issue related cost					$ 1,790